Taxation (Tables)	12 Months Ended
Jun. 30, 2024
Taxation [Abstract]
Schedule of the Component of Income Tax Expenses	The following table sets forth the component of income tax expenses of the Group for the years ended June 30, 2022, 2023 and 2024:
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Current tax expense	(19,796)	(23,769)	(18,466)
Deferred tax benefit/(expense)	1,446	2,084	(12,862)
Income tax expense	(18,350)	(21,685)	(31,328)

Schedule of the Statutory EIT Rate and the Effective Tax Rates	The following table sets forth reconciliation between the statutory EIT rate and the effective tax rates:
	For the years ended June 30,
	2022	2023	2024

Statutory income tax rate in PRC	25.0%	25.0%	25.0%
Effect of income tax exemptions and preferential tax rates	-	11.8%	(8.3)%
Effect of income tax rate difference in other jurisdictions	-	-	1.9%
Effect of PRC withholding tax	-	-	1.0%
Permanent differences	(24.6)%	(35.5)%	(3.0)%
Changes in valuation allowance	(8.8)%	(26.2)%	(9.1)%
Effective tax rate	(8.4)%	(24.9)%	7.5%

Schedule of Deferred Tax Assets and Liabilities	Deferred tax assets and liabilities
	As of June 30,
	2023	2024
	RMB	RMB

Deferred tax assets:
Allowances of credit losses	790	28
Operating lease liabilities	18,611	11,948
Deductible temporary difference related to advertising expenses	44,843	16,185
Net operating tax losses carried forward	49,581	38,430
Subtotal	113,825	66,591
Less: valuation allowance	(94,975)	(55,144)
Total deferred tax assets, net	18,850	11,447

	As of June 30,
	2023	2024
	RMB	RMB

Deferred tax liabilities:
Operating lease right-of-use assets	16,766	10,600
Withholding tax on undistributed earnings	-	11,625
Total deferred tax liabilities	16,766	22,225

Schedule of Operating Tax Losses Carried Forward	All the PRC entities’ expiration periods for tax losses were five years. As of June 30, 2024, certain entities of the Group had net operating tax losses carried forward, which if not utilized, will expire as follows:
2024
RMB

Loss expiring for the year ended December 31, 2024	-
Loss expiring for the year ended December 31, 2025	-
Loss expiring for the year ended December 31, 2026	29,900
Loss expiring for the year ended December 31, 2027	56,782
Loss expiring for the year ended December 31, 2028	81,800
Loss expiring for the year ended December 31, 2029	-
Loss expiring for the year ended December 31, 2030	-
Loss expiring for the year ended December 31, 2031	-
Loss expiring for the year ended December 31, 2032	-
Loss expiring for the year ended December 31, 2033 and thereafter	5,850
Subtotal	174,332

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Balance at beginning of the year	(65,235)	(84,406)	(94,975)
(Additions)/Reversal	(19,171)	(10,569)	39,831
Balance at end of the year	(84,406)	(94,975)	(55,144)